Advances From Related Parties (FY)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Advances From Related Parties [Text Block]
7. Advances from related parties

During the year ended December 31, 2019, the Company received $2,055,414 for warrant exercises and short term notes for which shares were not immediately issued. During the year ended December 31, 2019, the Company converted $1,827,316 of the advances from related parties to equity and $210,000 of the advances from related parties to short term notes. Advances from related parties totaled $18,098 at December 31, 2019.

The Company has received cash advances to help fund the Company’s operations. On January 10, 2018, the outstanding balance of the $310,000 of advances payable was converted into two 10% Convertible Promissory Notes (see Note 10). On November 12, 2018, the advances payable balance was added to the outstanding balance line of credit, related parties.